Cover	Aug. 08, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 07, 2024
Entity Registrant Name	ARK RESTAURANTS CORP.
Entity Incorporation, State or Country Code	NY
Entity File Number	1-09453
Entity Tax Identification Number	13-3156768
Entity Address, Address Line One	85 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	206-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	ARKR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000779544